BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details)	6 Months Ended
Jun. 30, 2026
Amendments One [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
Annual periods dates	January 1, 2027
Amendments Three [Member]
IfrsStatementLineItems [Line Items]
Standards and Amendments, description	Issued in November 2025, Translation to a Hyperinflationary Presentation Currency amends IAS 21 The Effects of Changes in Foreign Exchange Rates to introduce translation requirements for entities translating their financial statements, or the results and financial position of a foreign operation, from a functional currency that is the currency of a non hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy.
Annual periods dates	January 1, 2027